Document and Entity Information	Aug. 26, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 26, 2022
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 26, 2022
Document Effective Date	Aug. 26, 2022
Prospectus Date	Dec. 17, 2021
Invesco Senior Loan ETF | Invesco Senior Loan ETF
Prospectus:
Trading Symbol	BKLN